Liquidity and Management's Plans	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Liquidity and Management's Plans
2.	Liquidity and management’s plans:

The Company presently has very limited cash resources and requires significant additional financing for its research and development, commercialization and distribution efforts and its working capital and intends to finance these activities primarily through:

•	proceeds from public and private equity and debt financings and, potentially, from strategic transactions;

•	proceeds from the exercise of warrants issued in public and private financings;

•	potential partnerships with other pharmaceutical companies to assist in the supply, manufacturing and distribution of its products for which the Company would expect to receive upfront milestone and royalty payments;

•	potential licensing and joint venture arrangements with third parties, including other pharmaceutical companies where the Company would receive funding based on out-licensing its product; and

•	seeking government or private foundation grants which would be awarded to the Company to further develop its current and future anti-cancer therapies.

However, there can be no assurance that any of these plans will be implemented on commercially reasonable terms, if at all.

The Company had cash and cash equivalents of $601,445 as of December 31, 2015.